Restricted cash	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Restricted cash
7. Restricted cash

	December 31, 2019	December 31, 2018
Current:
Restricted cash deposits - Greece	$20	$296
	$20	$296
Non-current:
Restricted cash related to Letter of Guarantee - Greece	$—	$10,670
Environmental guarantee deposits and other	3,080	2,779
	$3,080	$13,449

Non-financial letters of credit to secure obligations in connection with the Company's operations as required by the Ministry of Environment and Energy and Climate Change ("MEECC") in Greece reduce the amount available under the senior secured revolving credit facility by corresponding amounts. Concurrent with the establishment of the senior secured credit facility in 2019, $10.7 million of restricted cash was released, which was previously held to secure these letters of credit.